Investments - Scheduled maturities of available for sale fixed maturities (Details) - Fixed maturities $ in Millions	Dec. 31, 2019 USD ($)
Amortized Cost Basis, Fiscal Year Maturity [Abstract]
One year or less	$ 1,334
After one year through five years	8,151
After five years through ten years	12,092
After ten years	3,185
Fixed maturities amortized cost, Subtotal	24,762
Collateralized loan obligations and other ABS (average life of approximately 4-1/2 years)	8,666
MBS (average life of approximately 4-1/2 years)	2,716
Amortized Cost	36,144
Fair Value, Fiscal Year Maturity [Abstract]
One year or less	1,356
After one year through five years	8,510
After five years through ten years	12,940
After ten years	3,393
Fixed maturities fair value, Subtotal	26,199
Collateralized loan obligations and other ABS (average life of approximately 4-1/2 years)	8,766
MBS (average life of approximately 4-1/2 years)	2,934
Fair Value	$ 37,899
Fair Value Percent, Fiscal Year Maturity [Abstract]
One year or less	4.00%
After one year through five years	22.00%
After five years through ten years	34.00%
After ten years	9.00%
Fixed maturities fair value, Subtotal, Percent	69.00%
Collateralized loan obligations and other ABS (average life of approximately 4-1/2 years)	23.00%
MBS (average life of approximately 4-1/2 years)	8.00%
Fair value, Total, Percent	100.00%